Origin Real Estate Credit Fund

Schedule of Investments

March 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — 84.51%	Principal Amount	Fair Value

BDS 2025-FL14 E, 6.78%, 10/21/2042(a)(b)	$ 1,401,000	$ 1,401,131
BOFAS 2026-FRR7 FK97, FK97, 1.17%, 1/1/2030(a)(c)	16,248,727	10,959,887
FREMF 2017-KF37 C, 4.98%, 6/25/2027(a)(b)(d)	23,969,770	23,914,947
FREMF 2017-KW02 C, 0.00%, 1/25/2027(a)(c)	35,145,401	32,792,208
FREMF 2018-KF43 C, 12.53%, 2/25/2028(a)(b)(d)	19,012,877	19,098,504
FREMF 2020-KF86 C, 12.78%, 8/25/2027(a)(b)(d)	14,369,970	14,253,394
FREMF 2020-KF92 C, 12.78%, 10/25/2030(a)(b)(d)	9,981,484	9,508,741
FREMF 2023-K161 D, 0.00%, 11/25/2033(a)(c)(d)	58,080,000	30,061,505
FREMF 2023-K161 X2A, 0.10%, 10/25/2033(a)(d)	963,469,000	5,054,551
FREMF 2023-K161 X2B, 0.10%, 11/25/2033(a)	198,110,000	1,024,209
FREMF 2024-K514 C, 5.88%, 12/25/2028(a)(d)(e)	28,779,140	26,850,854
FREMF 2024-K521 C, 5.81%, 3/25/2029(a)(d)(e)	32,400,639	29,734,475
FREMF 2024-K525 C, 5.70%, 5/25/2029(a)(d)(e)	31,429,239	28,630,874
FREMF 2025-K759 D, 0.00%, 2/25/2062(a)(c)	40,026,891	24,212,471
FREMF 2025-K759 X2A, 0.10%, 2/25/2062(a)	652,138,572	2,706,962
FREMF 2025-K759 X2B, 0.10%, 2/25/2062(a)	148,097,891	633,459
FREMF 21K-F106 CS, 9.92%, 2/25/2031(a)(b)	20,054,772	19,999,334
FREMF 21K-F114 CS, 10.07%, 5/25/2031(a)(b)(d)	27,881,915	27,858,703
FRETE 2018-ML04 B, B, 0.00%, 11/25/2035(a)(c)	27,628,970	12,575,494
MF1 2024-FL16 E, 8.12%, 11/18/2039(a)(b)	1,868,000	1,841,570
MF1 2025-FL19 E, 7.62%, 5/18/2042(a)(b)	467,000	468,459
MSCR 2022-MN4 M2, CLASS M2, 10.16%, 5/25/2052(a)	10,000,000	11,140,936

Total Asset-Backed Securities (Cost $331,323,496)		334,722,668

LOANS — 37.94%	Principal Amount	Fair Value

AVA Jodeco - Preferred Equity Loan, 14.00%, 10/18/2028(c)(f)(g)	6,700,000	9,048,463
Culebra Commons - Preferred Equity Loan, 14.00%, 12/22/2027(f)(g)(h)	19,824,045	23,490,505
Elux at Ocotillo - Mezzanine Loan, 13.50%, 5/16/2028(c)(f)(g)	4,987,500	5,644,818
Elux at Ocotillo Senior, 9.57%, 12/19/2027(d)(f)(g)(i)	8,935,540	8,935,540
Hamlet at Midcity - Senior, 6.71%, 12/19/2027(f)(g)(i)	35,206,293	35,206,293
Mariposa Chorus River Blue - Preferred Equity Loan, 14.00%, 12/11/2030(c)(f)(g)	16,028,651	21,685,084
Solace at Cimarron Hills - Preferred Equity Loan, 12.50%, 3/31/2028(f)(g)(h)	7,275,153	7,310,064
The Benton Preferred Equity Loan, 15.00%, 8/7/2030(f)(g)(h)(i)	5,755,254	6,228,250
Tuscany Village - Preferred Equity Loan, 14.00%, 10/23/2027(c)(f)(g)	18,000,000	21,889,646
Walnut Crest - Preferred Equity Loan, 14.00%, 9/22/2028(c)(f)(g)	7,850,000	10,816,851

Origin Real Estate Credit Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Total Loans (Cost $129,980,566)		150,255,514

PARTNERSHIP SHARES — 11.15%	Shares	Fair Value

Partnership Shares — 11.15%
PFMP KF96 Investors LLC(f)(g)	25,000,000	7,697,500
PFMP Origin LP(c)(f)(g)	25,277,734	32,317,583
PFMP Origin LP 2(f)(g)	13,492,000	4,167,679
		44,182,762

Total Partnership Shares (Cost $42,724,961)		44,182,762

Money Market Funds - 6.86%	Shares	Fair Value

Goldman Sachs Financial Square Government Fund, 3.30%(j)	27,174,586	27,174,586

Total Money Market Funds (Cost $27,174,586)		27,174,586

Total Investments — 140.46% (Cost $531,203,609)		$ 556,335,530

Liabilities in Excess of Other Assets — (40.46)%		(160,248,789)

NET ASSETS — 100.00%		$ 396,086,741

LLC	- Limited Liability Company
PIK	- Payment in Kind

(a)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating rate security, the interest of which adjusts periodically based on changes in the current interest rates and prepayments on the underlying pool of assets. The rate shown represents the spread over the index rate as of 3/31/2026.
(c)	Non-income producing security, was purchased with OID method.
(d)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements.
(e)	Total return of security is derived from both current yield and OID purchase.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	The Fund's ability to sell this security is subject to certain legal or contractual restrictions. As of March 31, 2026 the aggregate value of restricted securities held by the Company was 194,438,276 (49.1% of net assets)
(h)	Total return of investment is derived from both current yield and PIK.
(i)	Interest on loans funded from interest reserve.
(j)	Rate disclosed is the seven-day effective yield as of March 31, 2026.

Origin Real Estate Credit Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

REPURCHASE AGREEMENTS — (39.76)%	Principal Amount	Fair Value
Barclays Bank PLC 302953AC8 KF37 C, 3.68%, 4/23/2026	$ (13,564,309)	$ (13,564,309)
Barclays Bank PLC 35709WAC3 F114 CS, 5.20%, 6/30/2026	(17,891,006)	(17,891,006)
Churchill Reverse Repo, 6.67%, 4/1/2028	(4,907,414)	(4,907,414)
Goldman Sachs & Co. LLC 30296DAK7 KF43 C, 5.07%, 4/13/2026	(11,418,000)	(11,418,000)
Goldman Sachs & Co. LLC 30316RAE3 F106 CS, 5.07%, 4/13/2026	(8,780,000)	(8,780,000)
Goldman Sachs & Co. LLC 30333YAN0 K161 X2A, 5.07%, 4/13/2026	(2,831,966)	(2,831,966)
Goldman Sachs & Co. LLC 30333YAS9 K161 D, 5.07%, 4/13/2026	(14,937,578)	(14,937,578)
Goldman Sachs & Co. LLC 35710AAJ3 K514 C, 5.07%, 4/13/2026	(9,885,254)	(9,885,254)
Royal Bank Canada 302875AE9 KF86 C, 5.03%, 4/2/2026	(7,289,000)	(7,289,000)
Royal Bank Canada 30316RAE3 F106 CS, 5.07%, 4/2/2026	(1,770,000)	(1,770,000)
Royal Bank Canada 30317FAG6 KF92 C, 5.07%, 4/2/2026	(4,247,000)	(4,247,000)
Royal Bank Canada 30335XAE0 K521 C, 5.07%, 4/2/2026	(3,666,000)	(3,666,000)
Royal Bank Canada 30335XAE0 K521 C, 5.15%, 6/16/2026	(12,071,000)	(12,071,000)
Royal Bank Canada 35708GAJ4 K525 C, 5.15%, 6/16/2026	(13,999,000)	(13,999,000)
Royal Bank Canada 35710AAJ3 K514 C, 5.07%, 4/2/2026	(4,120,000)	(4,120,000)
Synovous Reverse Repo, 5.42%, 12/19/2027	(26,100,000)	(26,100,001)

TOTAL REPURCHASE AGREEMENTS	$ (157,477,528)	$ (157,477,528)

Additional information on each restricted investment held by the Fund at March 31, 2026 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
AVA Jodeco - Preferred Equity Loan	3/22/2024	$ 1,600,475	$ 2,161,468	0.5%
AVA Jodeco - Preferred Equity Loan	4/19/2024	244,700	330,471	0.1%
AVA Jodeco - Preferred Equity Loan	5/31/2024	299,924	405,053	0.1%
AVA Jodeco - Preferred Equity Loan	6/21/2024	694,282	937,639	0.2%
AVA Jodeco - Preferred Equity Loan	7/5/2024	1,348,572	1,821,269	0.5%
AVA Jodeco - Preferred Equity Loan	7/19/2024	593,581	801,642	0.2%
AVA Jodeco - Preferred Equity Loan	8/16/2024	1,784,328	2,409,765	0.6%
AVA Jodeco - Preferred Equity Loan	8/30/2024	134,138	181,156	0.0%
Culebra Commons - Preferred Equity Loan	12/21/2023	19,000,000	22,514,053	5.7%
Culebra Commons - Preferred Equity Loan	7/1/2025	32,692	38,739	0.0%
Culebra Commons - Preferred Equity Loan	8/1/2025	106,530	126,233	0.0%
Culebra Commons - Preferred Equity Loan	9/1/2025	107,126	126,940	0.0%
Culebra Commons - Preferred Equity Loan	10/1/2025	104,251	123,532	0.0%
Culebra Commons - Preferred Equity Loan	11/1/2025	31,138	36,897	0.0%
Culebra Commons - Preferred Equity Loan	12/1/2025	104,984	124,401	0.0%
Culebra Commons - Preferred Equity Loan	1/1/2026	109,072	129,244	0.0%
Culebra Commons - Preferred Equity Loan	2/1/2026	120,904	143,265	0.0%
Culebra Commons - Preferred Equity Loan	3/1/2026	107,346	127,200	0.0%
Elux at Ocotillo - Mezzanine Loan	5/16/2025	2,206,347	2,497,128	0.6%
Elux at Ocotillo - Mezzanine Loan	6/27/2025	1,210,944	1,370,538	0.3%
Elux at Ocotillo - Mezzanine Loan	7/25/2025	596,919	675,589	0.2%
Elux at Ocotillo - Mezzanine Loan	8/22/2025	773,630	875,589	0.2%
Elux at Ocotillo - Mezzanine Loan	10/3/2025	199,661	225,975	0.1%
Elux at Ocotillo Senior	10/3/2025	707,133	707,133	0.2%
Elux at Ocotillo Senior	10/23/2025	1,246,260	1,246,260	0.3%
Elux at Ocotillo Senior	10/31/2025	9,982	9,982	0.0%
Elux at Ocotillo Senior	11/21/2025	734,816	734,816	0.2%
Elux at Ocotillo Senior	11/30/2025	20,527	20,527	0.0%
Elux at Ocotillo Senior	12/26/2025	1,484,483	1,484,483	0.4%
Elux at Ocotillo Senior	12/31/2025	26,411	26,411	0.0%
Elux at Ocotillo Senior	1/19/2026	23,605	23,605	0.0%
Elux at Ocotillo Senior	1/23/2026	1,783,681	1,783,681	0.5%
Elux at Ocotillo Senior	1/26/2026	28,919	28,919	0.0%
Elux at Ocotillo Senior	2/20/2026	1,622,825	1,622,825	0.4%
Elux at Ocotillo Senior	3/3/2026	20,091	20,091	0.0%
Elux at Ocotillo Senior	3/20/2026	1,226,808	1,226,808	0.3%
Hamlet at Midcity - Senior	12/16/2025	35,206,293	35,206,293	8.9%
Mariposa Chorus River Blue - Preferred Equity Loan	12/11/2023	8,014,326	10,842,542	2.7%
Mariposa Chorus River Blue - Preferred Equity Loan	4/11/2024	8,014,326	10,842,542	2.7%
PFMP KF96 Investors LLC	1/1/2021	8,173,307	7,697,500	1.9%
PFMP Origin LP	2/28/2023	3,960,000	5,062,860	1.3%
PFMP Origin LP	1/17/2025	21,109,312	26,988,255	6.8%
PFMP Origin LP	8/31/2025	208,422	266,468	0.1%
PFMP Origin LP 2	7/15/2022	9,273,920	4,167,679	1.1%
Solace at Cimarron Hills - Preferred Equity Loan	11/6/2024	6,154,102	6,028,792	1.5%
Solace at Cimarron Hills - Preferred Equity Loan	2/3/2025	500,000	502,399	0.1%
Solace at Cimarron Hills - Preferred Equity Loan	2/2/2026	39,181	778,873	0.2%
The Benton Preferred Equity Loan	8/7/2025	4,464,400	5,102,098	1.3%
The Benton Preferred Equity Loan	11/5/2025	1,290,854	1,126,152	0.3%
Tuscany Village - Preferred Equity Loan	7/26/2024	207,460	252,290	0.1%
Tuscany Village - Preferred Equity Loan	8/23/2024	2,378,694	2,892,709	0.7%
Tuscany Village - Preferred Equity Loan	9/13/2024	2,560,165	3,113,395	0.8%
Tuscany Village - Preferred Equity Loan	9/20/2024	35,035	42,606	0.0%
Tuscany Village - Preferred Equity Loan	10/11/2024	1,738,169	2,113,773	0.5%
Tuscany Village - Preferred Equity Loan	11/15/2024	3,208,049	3,901,280	1.0%
Tuscany Village - Preferred Equity Loan	12/27/2024	5,124,804	6,232,230	1.6%
Tuscany Village - Preferred Equity Loan	1/17/2025	2,747,624	3,341,362	0.8%
Walnut Crest - Preferred Equity Loan	11/24/2023	3,925,000	5,408,425	1.4%
Walnut Crest - Preferred Equity Loan	1/23/2024	3,925,000	5,408,425	1.4%
Total		$ 172,705,527	$ 194,438,276	49.1%